Borrowings and Bank Deposits	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings and Bank Deposits

NOTE 10. BORROWINGS AND BANK DEPOSITS

December 31 (Dollars in millions)	2014			2013

Short-term borrowings		Amount	Average Rate(a)	Amount	Average Rate(a)
GE
Commercial paper		$500	0.10%	$-	-%
Payable to banks		343	1.32	346	3.38
Current portion of long-term borrowings		2,068	1.05	70	5.65
Other		961		1,425
Total GE short-term borrowings		3,872		1,841

GECC
Commercial paper
U.S.		22,019	0.19	24,877	0.18
Non-U.S.		2,993	0.25	4,168	0.33
Current portion of long-term borrowings(b)(c)(f)		36,995	2.54	38,266	2.71
GE Interest Plus notes(d)		5,467	1.01	8,699	1.11
Other(c)		231		276
Total GECC short-term borrowings		67,705		76,286

Eliminations		(863)		(1,250)
Total short-term borrowings		$70,714		$76,877

Long-term borrowings	Maturities	Amount	Average Rate(a)	Amount	Average Rate(a)
GE
Senior notes	2017-2044	$11,945	4.25%	$10,968	3.63%
Payable to banks	2016-2019	5	0.89	10	1.10
Other		518		537
Total GE long-term borrowings		12,468		11,515

GECC
Senior unsecured notes(b)(e)	2016-2055	162,194	2.72	185,605	2.96
Subordinated notes(f)	2021-2037	4,804	3.36	4,821	3.93
Subordinated debentures(g)	2066-2067	7,085	5.88	7,462	5.64
Other(c)(h)		12,676		9,643
Total GECC long-term borrowings		186,759		207,531

Eliminations		(45)		(128)
Total long-term borrowings		$199,182		$218,918
Non-recourse borrowings of
consolidated securitization entities(i)	2015-2019	$19,369	1.16%	$19,721	1.17%
Bank deposits(j)		$43,841		$38,171
Total borrowings and bank deposits		$333,106		$353,687

  Based on year-end balances and year-end local currency effective interest rates, including the effects from hedging.
  Included $439 million and $481 million of obligations to holders of GICs at December 31, 2014 and 2013, respectively. These obligations included conditions under which certain GIC holders could require immediate repayment of their investment should the long-term credit ratings of GECC fall below AA-/Aa3. The remaining outstanding GICs will continue to be subject to their scheduled maturities and individual terms, which may include provisions permitting redemption upon a downgrade of one or more of GECC’s ratings, among other things.
  Included $4,835 million and $7,673 million of funding secured by real estate, aircraft and other collateral at December 31, 2014 and 2013, respectively, of which $1,183 million and $1,899 million is non-recourse to GECC at December 31, 2014 and 2013, respectively.
  Entirely variable denomination floating-rate demand notes.
  Included $700 million of debt at both December 31, 2014 and 2013 raised by a funding entity related to Penske Truck Leasing Co., L.P. (PTL). GECC, as co-issuer and co-guarantor of the debt, reports this amount as borrowings in its financial statements. GECC has been indemnified by the other limited partners of PTL for their proportionate share of the debt obligation. Also included $3,593 million related to Synchrony Financial. See Note 1.
  Included $300 million of subordinated notes guaranteed by GE at both December 31, 2014 and 2013.
  Subordinated debentures receive rating agency equity credit.
  Included $8,245 million related to Synchrony Financial. See Note 1.
  Included $3,377 million and $6,208 million of current portion of long-term borrowings at December 31, 2014 and 2013, respectively. See Note 23.
  Included $8,905 million and $12,472 million of deposits in non-U.S. banks at December 31, 2014 and 2013, respectively, and $14,500 million and $11,481 million of certificates of deposits with maturities greater than one year at December 31, 2014 and 2013, respectively.

In the first quarter of 2014, GE issued $3,000 million senior unsecured debt, composed of $750 million aggregate principal amount of 3.375% Notes due 2024 and $2,250 million aggregate principal amount of 4.500% Notes due 2044.

Additional information about borrowings and associated swaps can be found in Note 22.

Liquidity is affected by debt maturities and our ability to repay or refinance such debt. Long-term debt maturities over the next five years follow.

(In millions)	2015		2016	2017	2018	2019

GE	$2,068		$194	$4,052	$28	$29
GECC	36,995	(a)	31,116	26,858	18,890	21,899

(a) Fixed and floating rate notes of $474 million contain put options with exercise dates in 2015, and which have final maturity beyond 2019.

Committed credit lines totaling $44.9 billion had been extended to us by 50 banks at year-end 2014. GECC can borrow up to $44.4 billion under these credit lines. GE can borrow up to $14.2 billion under certain of these credit lines. The GECC lines include $25.1 billion of revolving credit agreements under which we can borrow funds for periods exceeding one year. Additionally, $19.3 billion are 364-day lines that contain a term-out feature that allows us to extend the borrowings for two years from the date on which such borrowings would otherwise be due.